Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Notes Payable

4. Notes Payable

Paycheck Protection Program Loan

Old Sarcos received two unsecured loans under the Paycheck Protection Program (“PPP”) administered by the Small Business Administration, pursuant to the Coronavirus Aid, Relief, and Economic Security Act. The first loan, with a principal amount of $2.4 million, was received in April 2020, and the second loan, with a principal amount of $2.0 million, was received in March 2021. These PPP loans had an interest rate of 1.00% per year. The first PPP loan of $2.4 million was forgiven during June 2021, and the second PPP loan of $2.0 million was forgiven during November 2021. The forgiveness of these PPP loans resulted in gains of $4.4 million during the year ended December 31, 2021, which were recorded as gain on forgiveness of notes payable within the consolidated statements of operations and comprehensive loss.

Notes payable consisted of the following:

(In thousands)	December 31, 2021	December 31, 2020
First PPP loan	$—	$2,394
Total Notes payable	—	2,394
Less: Notes payable, current portion	—	1,328
Notes payable, net of current portion	$—	$1,066